Subsequent Events (Details Narrative)	Dec. 28, 2019 USD ($)	Dec. 27, 2019 USD ($)	Nov. 13, 2019	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Foreign currency exchange rate, translation						37.569	28.880	28.880	18.593
Argentine Peso to U S Currency Exchange Rate [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate, translation				57.3922		37.5690
British Pound to U S Currency Exchange Rate [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate, translation				0.8142		0.7851
Subsequent Event [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate, translation					43.370
Subsequent Event [Member] | Expense Sharing Agreement [Member] | Hollywood Burger Holdings Inc [Member]
Subsequent Event [Line Items]
Agreement description		The ESA was then subsequently amended on April 1, 2011 with its latest amendment on December 27, 2019 to reflect the current use of personnel, office space, professional services and additional general office expenses and to provide that HBH prepay up to an additional $400,000 under the ESA to cover the Company's pre-offering financing needs. The Company has agreed to reduce HBH's expense obligations under the ESA by 15% until such time that its prepayment has been reduced to zero.
Additional prepayment of pre-offering financing	$ 310,329	$ 400,000
Percentage of reduction on expense obligations		15.00%
Subsequent Event [Member] | Argentine Peso to U S Currency Exchange Rate [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate, translation			59.6558
Subsequent Event [Member] | British Pound to U S Currency Exchange Rate [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate, translation			0.7784